Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 111,174	$ 85,884
Over time revenue
Disaggregation of Revenue [Line Items]
Total revenue	73,867	49,260
Point-in-time revenue
Disaggregation of Revenue [Line Items]
Total revenue	37,307	36,624
United States
Disaggregation of Revenue [Line Items]
Total revenue	67,544	52,093
International
Disaggregation of Revenue [Line Items]
Total revenue	$ 43,630	$ 33,791